Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Jan. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Foreign exchange forward contracts held	$ 32,000
Unrealized foreign exchange loss	668
Foreign exchange forward contracts, maturity date	Jan. 31, 2015
Number of licensees accounted, revenue	2	2
Number of licensees accounted more than 10% of accounts receivable	3	1
Past due amount collected			10,073
Provision for doubtful debts	193	193
Cash and cash equivalent and short-term investments	131,851
Amount of credit facilities, available	8,000
Amount of accounts receivables	11,999	1,139
One percent increase/decrease in interest rates resulting to investment income	1,319
Conversion of currency due to change in exchange rate	11.00%
Revenues denominated value
Expenses denominated value	16,412
Fluctuations in foreign currency rates	16,412
One cent increase/decrease in foreign currency resulting comprehensive loss	47
Cash and Cash Equivalents [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Asset, Reporting currency denominated value	14,930
Accounts Payable and Accrued Liabilities [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Liabilities, Reporting currency denominated value	$ 8,561
Royalties One [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Percentage of revenue from royalties to be accounted by the licensees	20.00%	20.00%
Percentage of accounts receivable to be accounted by the licensees	58.00%	44.00%
Royalties Two [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Percentage of revenue from royalties to be accounted by the licensees	14.00%	14.00%
Percentage of accounts receivable to be accounted by the licensees	17.00%
Royalties Three [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Percentage of accounts receivable to be accounted by the licensees	10.00%